INCOME TAXES (Details 2) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Reserves and accruals		$ 985	$ 348
Carryforward tax losses		23,271	24,613
Other temporary differences		423	522
Total deferred tax assets before valuation allowance		24,679	25,483
Valuation allowance (2)	[1]	(17,621)	(16,251)
Net deferred tax assets		7,058	9,232
Goodwill and other intangible assets		(5,482)	(6,071)
Other temporary differences		(809)	(75)
Total deferred tax liabilities		(6,291)	(6,146)
Total deferred tax Assets, net of deferred tax liabilities		$ 767	$ 3,086

[1]	The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not be realized in the foreseeable future.